Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Continuing operations
Revenue	$ 65,098	$ 56,921	$ 38,924
Other income	1,398	380	720
Expenses excluding net finance costs	(32,371)	(30,871)	(25,453)
Loss from equity accounted investments, related impairments and expenses	(19)	(915)	(508)
Profit from operations	34,106	25,515	13,683
Financial expenses	(1,050)	(1,290)	(1,192)
Financial income	81	67	334
Net finance costs	(969)	(1,223)	(858)
Profit before taxation	33,137	24,292	12,825
Income tax expense	(10,430)	(10,376)	(4,216)
Royalty-related taxation (net of income tax benefit)	(307)	(240)	19
Total taxation expense	(10,737)	(10,616)	(4,197)
Profit after taxation from Continuing operations	22,400	13,676	8,628
Discontinued operations
Profit/(loss) after taxation from Discontinued operations	10,655	(225)	108
Profit after taxation from Continuing and Discontinued operations	33,055	13,451	8,736
Attributable to non-controlling interests	2,155	2,147	780
Attributable to BHP shareholders	$ 30,900	$ 11,304	$ 7,956
Basic earnings per ordinary share (cents)	$ 6.106	$ 2.235	$ 1.573
Diluted earnings per ordinary share (cents)	6.093	2.230	1.570
Basic earnings from Continuing operations per ordinary share (cents)	4.000	2.280	1.552
Diluted earnings from Continuing operations per ordinary share (cents)	$ 3.992	$ 2.275	$ 1.548